SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment results
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Direct Insurance[3]	Total
Net premiums and other policy related revenues	$1,246	$1,560	$1,678	$4,484
Other net investment income, including funds withheld	230	120	717	1,067
Segment revenues	1,476	1,680	2,395	5,551
Proportionate share of equity accounted investment adjusted earnings	47	—	—	47
Benefits paid on insurance contracts, net	(323)	(156)	(1,156)	(1,635)
Changes in insurance reserves, net	(1,152)	(1,488)	(10)	(2,650)
Changes in deferred acquisition costs	160	—	125	285
Interest credited to other policyholder account balances	—	—	(156)	(156)
Other insurance and reinsurance expenses	(125)	—	(413)	(538)
Operating expenses excluding transactions costs	(21)	(15)	(329)	(365)
Interest expense	(23)	—	(41)	(64)
Current income tax (expense) recovery	—	—	(21)	(21)
Segment DOE	39	21	394	454
Interest expense on junior preferred shares				(67)
Depreciation expense				(13)
Income tax expenses				(47)
Transaction costs				(31)
Mark-to-market on investments and derivatives				208
Other corporate activities, net				(63)
Less: Proportionate share of equity accounted investment adjusted earnings				(47)
Add: Income from equity accounted investments				98
Net income				$492

1.Net premiums in our Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in our PRT segment include $2 million of insurance contracts ceded to other counterparties.
3.Net premiums in our Direct Insurance segment include $649 million of insurance contracts ceded to other counterparties.

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Total
Net premiums	$6,190	$1,016	$—	$7,206
Other net investment income, including funds withheld	127	(1)	—	126
Segment revenues	6,317	1,015	—	7,332
Proportionate share of equity accounted investment adjusted earnings	8	—	—	8
Benefits paid on insurance contracts, net	(220)	(72)	—	(292)
Changes in insurance reserves, net	(6,060)	(920)	—	(6,980)
Other reinsurance expenses	(19)	—	—	(19)
Operating expenses excluding transactions costs	(6)	(12)	—	(18)
Interest expense	(7)	—	—	(7)
Segment DOE	13	11	—	24
Income tax expenses				(2)
Transaction costs				(8)
Mark-to-market on investments and derivatives				(59)
Other corporate activities, net				1
Net income				$(44)

FOR THE YEAR ENDED DEC. 31 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Total
Net premiums	$—	$430	$—	$430
Other net investment income, including funds withheld	—	$84	—	84
Segment revenues	—	514	—	514

Benefits paid on insurance contracts, net	—	(38)	—	(38)
Changes in insurance reserves, net	—	(468)	—	(468)
Other corporate expenses	—	(6)	—	(6)
Current income tax expense	—	(1)	—	(1)
Segment DOE	—	1	—	1
Net income				$1

AS AT DEC.31, 2022 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$9,226	$3,392	$29,671	$1,210	$43,499
Liabilities	7,602	3,091	26,223	5,126	42,042
Equity	$1,624	$301	$3,448	$(3,916)	$1,457

AS AT DEC.31, 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$7,921	$2,473	$—	$1,099	$11,493
Liabilities	6,803	2,269	—	986	10,058
Equity	$1,118	$204	$—	$113	$1,435

AS AT DEC.31, 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$—	$1,440	$—	$—	$1,440
Liabilities	—	1,357	—	—	1,357
Equity	$—	$83	$—	$—	$83
1.Other represents assets, liabilities and common equity attributable to other activities that do not constitute a segment.
The company's non-current assets by location are as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
United States	$2,020	$1,121	$—
Canada	4	3	2
Bermuda	2	1	—
Cayman Islands	2	1	—
Total non-current assets	$2,028	$1,126	$2